1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Brenden P. Carroll brenden.carroll@dechert.com +1 202 261 3458 Direct

July 27, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (the “Registrant”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the Registrant’s Prospectus for the HSBC Global High Income Bond Fund and the HSBC Global High Yield Bond Fund, dated April 24, 2015, as supplemented July 14, 2015, that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 14, 2015 (Acc-no: 0001206774-15-002180), which is incorporated herein by reference.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll